Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
	For the nine months ended
	September 30, 2025	September 30, 2024 (Restated)
United States	$(6,844,479)	$(56,163,499)
Total	$(6,844,479)	$(56,163,499)

	For the three months ended
	September 30, 2025	September 30, 2024 (Restated)
United States	$(289,745)	$(53,913,759)
Total	$(289,745)	$(53,913,759)

	For the Years Ended December 31,
	2024	2023
Current provision (benefit):
Federal	$—	$(14,334)
State	36,504	—
Total current provision (benefit)	36,504	(14,334)

Deferred provision (benefit):
Federal	(1,475,347)	1,994,609
State	(204,058)	(141,785)
Total deferred provision (benefit)	(1,679,405)	1,852,824

Income tax provision (benefit)	$(1,642,901)	$1,838,490

Schedule of Reconciliation of Federal Income Tax Rate to Company's Effective Tax Rate
	December 31,
	2024	2023
U.S. statutory rate	21.00%	21.00%
State taxes, net of federal	3.35	6.10
Change in valuation allowance	2.10	(134.18)
Return to provision	(1.69)	8.27
Goodwill impairment	(22.60)	—
Permanent differences, net	0.61	1.37
Other	—	—
Income tax provision	2.77%	(97.44)%

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$3,919,766	$2,386,629
Bad debt expense	566,346	9,083
Fixed assets	—	16
Accounts payable and accrued liabilities	375,907	—
Interest payable	74,565	—
Accrued payroll	269,958	—
Deferred revenue	78,189	136,136
Deferred compensation	211,778	—
Accrued interest, related party	28,909	—
Start-up costs	738,876	—
Operating and finance lease liabilities	70,742	—
Total gross deferred tax assets	6,335,036	2,531,864
Less: valuation allowance	(3,086,603)	(2,531,864)
Net deferred tax assets	3,248,433	—

Deferred tax liabilities:
Depreciation	(5,051)	—
Amortization	(2,581,286)	—
Accounts receivable	(702,703)	—
Prepaids and other current assets	(26,771)	—
Total deferred tax liabilities	(3,315,811)	—

Total deferred tax assets (liabilities)	$(67,378)	$—